Unaudited Interim Condensed Consolidated Statement of Cash Flows (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($)
Unaudited Interim Condensed Consolidated Statement of Cash Flows
Fair value upon recognition	$ 0